Restricted Assets - Summary of Restricted Assets (Parenthetical) (Detail) - Fintech SGR [Member] $ in Thousands	Nov. 09, 2020 ARS ($)
Disclosure of restricted assets [line items]
Cash payments for call options	$ 12,638
Percentage rights in capital stock acquired	24.99%